CURRENT TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
CURRENT TRADE AND OTHER PAYABLES [Abstract]
CURRENT TRADE AND OTHER PAYABLES	CURRENT TRADE AND OTHER PAYABLES

	At December 31,
	2022	2021
	(In thousands of US$)
Trade payables	22,118	11,496
Customer advances	3,980	1,641
Accrued expenses and other liabilities	18,566	14,303
Provision for tax uncertainties	14,311	9,590
Phantom share liability (Note 28)	6,963	3,434
Loyalty program redemption	1,035	903
Deferred and contingent consideration (Note 14)	1,696	1,891
Employee-related liabilities	1,728	410
Income and non-income taxes payable	6,347	3,621
Liabilities related to Mantra (Note 30)	2,005	—
Liabilities related to Pirate Studios (Note 18)	2,777	2,777
Trade payables and other liabilities	81,526	50,066
The carrying values of trade payables is considered to be a reasonable approximation of fair value.